PACIFIC CAPITAL U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST

A Series of Pacific Capital Funds of
Cash Assets Trust

SUMMARY PROSPECTUS

July 31, 2010

Tickers:	Original Shares – USCXX
Service Shares – UCSXX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund's complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/literature.html. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated July 31, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The Fund’s objective is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information about eligibility requirements for each share class is available from your financial advisor and in "Purchases – Opening an Account” on page 23 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Original Shares	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)

Investment Advisory Fee	0.33%	0.33%

Distribution (12b-1) Fee	None	0.25%

Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses(1)	0.49%	0.74%

(1) This expense information has been restated to reflect current fee arrangements.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Original Shares	$50	$157	$274	$616
Service Shares	$76	$237	$411	$918

Principal Investment Strategies

The Fund seeks to attain its objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less), and in certain repurchase agreements secured by U.S. government securities.

Under the current management policies, the Fund invests only in the following types of obligations:

U. S. Treasury Obligations

The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its “full faith and credit” and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

           U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and the Federal Deposit Insurance Corporation.

Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Repurchase Agreements

The Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker/dealers.

The Fund seeks to maintain a stable share price of $1.00. Under applicable regulations, it is subject to related maturity, quality, diversification and liquidity requirements.

Principal Risks

An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Repurchase agreements involve some risk to the Fund if the other party does not fulfill its obligations under the agreement.

The value of money-market instruments tends to fall if prevailing interest rates rise.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the designated periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS
Original Shares
2000 – 2009

10%

 8%

 6%  5.90
     XXXX                          4.59 4.73
 4%  XXXX                          XXXX XXXX
     XXXX 3.69                2.74 XXXX XXXX
 2%  XXXX XXXX 1.43           XXXX XXXX XXXX 1.79
     XXXX XXXX XXXX 1.00 1.16 XXXX XXXX XXXX XXXX
 0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX 0.05
     2000 2001 2002 2003 2004 2005 2006 2007 2008 2009

Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2009).

	Average Annual Total Returns for the Periods Ended December 31, 2009
	1 Year	5 Years	10 Years

Original Shares	0.05%	2.77%	2.69%
Service Shares	0.01%	2.55%	2.46%

Please call (800) 437-1020 toll-free to obtain the Fund’s most current seven-day yield.

Management

Investment Adviser: Asset Management Group of Bank of Hawaii

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Service Shares either through a financial advisor or directly from the Fund. Subject to certain limited exceptions, Original Shares may be purchased, redeemed or exchanged only through a financial intermediary. The minimum initial purchase into the Fund is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments.

Tax Information

The Fund's distributions of its net income will generally be taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.